CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Fair value of Contingent (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)
Second Company Repurchase
Equity, Class of Treasury Stock [Line Items]
Fair value of contingent repurchase feature | $ / shares		$ 10.03
Aggregate carrying amount of shares extinguished			$ 14,300,000
Second Company Repurchase | Stock price
Equity, Class of Treasury Stock [Line Items]
Fair value of the contingent repurchase feature	3.28
Second Company Repurchase | Exercise price
Equity, Class of Treasury Stock [Line Items]
Fair value of the contingent repurchase feature	14.0
Second Company Repurchase | Term
Equity, Class of Treasury Stock [Line Items]
Fair value of the contingent repurchase feature	0.5
Second Company Repurchase | Volatility
Equity, Class of Treasury Stock [Line Items]
Fair value of the contingent repurchase feature	55.00
Second Company Repurchase | Risk-free rate
Equity, Class of Treasury Stock [Line Items]
Fair value of the contingent repurchase feature	2.36
Second Company Repurchase | Dividend yield
Equity, Class of Treasury Stock [Line Items]
Fair value of the contingent repurchase feature	0.00
Series C
Equity, Class of Treasury Stock [Line Items]
Carrying amount per share | $ / shares	$ 14.00
Series C | Second Company Repurchase
Equity, Class of Treasury Stock [Line Items]
Fair value of preferred shares prior to extinguishment | $ / shares	3.28
Fair value of preferred shares after extinguishment | $ / shares	13.31
Fair value of contingent repurchase feature | $ / shares	10.03
Carrying amount per share | $ / shares	$ 6.41			$ 13.31
Aggregate carrying amount of shares extinguished					$ 32,000,000.0
Adjustment to additional paid-in capital related to excess fair value paid over carrying amount			$ 2,500,000		9,400,000
Increase in accumulated deficit related to excess fair value paid over carrying amount					$ 22,600,000
Series C | Second Company Repurchase | Stock price
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares				6.41
Series C | Second Company Repurchase | Stock price | Minimum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	5.45
Series C | Second Company Repurchase | Stock price | Maximum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	6.41
Series C | Second Company Repurchase | Term | Minimum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	1.7			1.7
Series C | Second Company Repurchase | Term | Maximum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.4			2.3
Series C | Second Company Repurchase | Volatility
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	55.00			55.00
Series C | Second Company Repurchase | Risk-free rate | Minimum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.71			1.59
Series C | Second Company Repurchase | Risk-free rate | Maximum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.81			2.71